CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 9,954	$ 6,635	$ 7,862
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	746	475	329
Share based compensation expenses	1,573	403	284
Tax benefit related to exercise of share options	645
Deferred income taxes, net	45	(769)	(458)
Increase in trade receivables	(6,535)	(3,257)	(3,074)
Decrease (increase) in prepaid expenses and other current and long-term assets	(159)	(920)	97
Increase (decrease) in trade payables	(145)	651	583
Changes in fair value of warrants to purchase preferred shares	4,309	1,446	176
Increase in short term and long term deferred revenues	7,682	9,410	5,766
Increase in employees and payroll accruals	3,501	2,651	1,358
Increase in accrued expenses and other current and long-term liabilities	2,182	3,191	652
Increase in accrued severance pay, net	42	243	82
Net cash provided by operating activities	23,840	20,159	13,657
Cash flows from investing activities:
Proceeds from short and long term deposits	2,533	8,735	4,555
Investment in short and long term deposits	(52,570)	(8,809)	(7,102)
Purchase of property and equipment	(1,408)	(752)	(686)
Net cash used in investing activities	(51,445)	(826)	(3,233)
Cash flows from financing activities:
Proceeds from issuance of preferred shares, net			(387)
Issuance of shares, net	88,468
Proceeds from exercise of options and warrants	942	159	58
Net cash provided by (used in) financing activities	89,410	159	(329)
Increase in cash and cash equivalents	61,805	19,492	10,095
Cash and cash equivalents at the beginning of the period	62,379	42,887	32,792
Cash and cash equivalents at the end of the period	124,184	62,379	42,887
Non-cash activities:
Purchase of property and equipment in credit	304	90	32
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	$ 981	$ 287	$ 76